Credit Losses	12 Months Ended
Dec. 31, 2021
Credit Loss [Abstract]
Allowance for Expected Credit Losses	Allowance for Expected Credit Losses
The following tables summarize the Company’s allowance for expected credit losses for the twelve months ended December 31, 2021 in investments, reinsurance recoverables and receivables following the adoption of ASU 2016-13 Financial Instruments - Credit Losses (Topic 326)”:

	Twelve Months Ended December 31, 2021
	($ in millions)
	Investments	Reinsurance Recoverables	Receivables	Total

Opening value as at January 1, 2021	$0.2	$3.8	$34.0	$38.0
Movement of the allowance for credit losses during the year	2.5	(0.5)	(3.8)	(1.8)
Closing value as at December 31, 2021	$2.7	$3.3	$30.2	$36.2

	Twelve Months Ended December 31, 2020
	($ in millions)
	Investments	Reinsurance Recoverables	Receivables	Total

Opening value as at January 1, 2020	$0.6	$3.7	$23.0	$27.3
Movement of the allowance for credit losses during the year	(0.4)	0.1	11.0	10.7
Closing value as at December 31, 2020	$0.2	$3.8	$34.0	$38.0